Accounting judgments, estimates and assumptions - Assessment of control of associates (Details) - USD ($)			1 Months Ended	3 Months Ended
	Aug. 29, 2025	Jan. 27, 2022	Jan. 31, 2022	Sep. 30, 2025
Disclosure of changes in accounting estimates [line items]
Number Of Shares Obtain Through Conversion Of Convertible Loan				1,972
MX Capital Ltd
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in associate		48.80%	48.80%
Castcrown Ltd
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in associate		49.50%	49.50%
Put And Call Option To Obtain Full Control		100.00%
Convertible Loan Treated As Investments In Equity Accouted Associates				$ 1,300,000
Amount Of Convertible Loan Converted Into Additional Shares				$ 8,100,000
Number Of Shares Obtain Through Conversion Of Convertible Loan	1,972
Proportion of ownership interest in subsidiary	57.00%
MX Capital and Castcrown limited
Disclosure of changes in accounting estimates [line items]
Put And Call Option To Obtain Full Control			100.00%